Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions	Party-in-Interest and Related Party Transactions
Certain Plan investments are in funds, trusts, and accounts managed by Northern Trust Company, the trustee for the Plan, and by T. Rowe Price Trust Company or T. Rowe Price Associates, Inc., which are affiliates of the recordkeeper for the Plan, T. Rowe Price Retirement Services, Inc. These entities are considered "parties-in-interest" as such term is defined in the ERISA.
As the Plan sponsor, the Company is a party-in-interest with respect to the Plan. At December 31, 2025 and 2024, the Plan held 21,265,000 and 22,926,000 shares of Costco common stock. During 2025, 845,000 shares were purchased and 2,506,000 shares were sold. During the year ended December 31, 2025, the Plan received dividend income from its investment in Costco common stock totaling $71.7 million.